Goodwill and Intangible Assets, Net - Schedule of Goodwill and Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Goodwill and Intangible Assets [Line Items]
Goodwill	$ 2,142	$ 1,874
Customer relationship	827	4,337
Total	2,969	$ 6,211
Professional Services [Member]
Schedule of Goodwill and Intangible Assets [Line Items]
Goodwill	2,142
Total	2,969
Customer relationship [Member]
Schedule of Goodwill and Intangible Assets [Line Items]
Customer relationship	827
Customer relationship [Member] | Professional Services [Member]
Schedule of Goodwill and Intangible Assets [Line Items]
Customer relationship	$ 827